Segment Reporting - Schedule of Segmented Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Operating Segments [Line Items]
Revenues	$ 18,562	$ 18,212	$ 16,311
Identifiable operating expenses	10,856	10,553	9,281
Allocated expenses	3,307	3,310	2,809
Segment profit	4,399	4,349	4,221
Unallocable expenses	565	524	466
Operating profit	3,834	3,825	3,755
Other income, net	568	335	308
Finance cost	56	35	27
Profit before income taxes	4,346	4,125	4,036
Income tax expense	1,177	1,142	1,068
Net profit	3,169	2,983	2,968
Depreciation and amortization	565	524	466
Operating Segments | Financial Services
Disclosure of Operating Segments [Line Items]
Revenues	5,093	5,434	5,218
Identifiable operating expenses	2,993	3,103	2,967
Allocated expenses	973	985	867
Segment profit	1,127	1,346	1,384
Operating Segments | Retail
Disclosure of Operating Segments [Line Items]
Revenues	2,719	2,632	2,379
Identifiable operating expenses	1,414	1,352	1,158
Allocated expenses	473	487	399
Segment profit	832	793	822
Operating Segments | Communication
Disclosure of Operating Segments [Line Items]
Revenues	2,173	2,246	2,035
Identifiable operating expenses	1,337	1,380	1,231
Allocated expenses	391	401	353
Segment profit	445	465	451
Operating Segments | Energy, Utilities, Resources and Services
Disclosure of Operating Segments [Line Items]
Revenues	2,417	2,300	1,942
Identifiable operating expenses	1,309	1,231	1,029
Allocated expenses	444	430	347
Segment profit	664	639	566
Operating Segments | Manufacturing
Disclosure of Operating Segments [Line Items]
Revenues	2,696	2,357	1,787
Identifiable operating expenses	1,763	1,551	1,133
Allocated expenses	423	426	332
Segment profit	510	380	322
Operating Segments | Hi-Tech
Disclosure of Operating Segments [Line Items]
Revenues	1,498	1,472	1,346
Identifiable operating expenses	874	864	798
Allocated expenses	245	242	213
Segment profit	379	366	335
Operating Segments | Life Sciences
Disclosure of Operating Segments [Line Items]
Revenues	1,391	1,251	1,142
Identifiable operating expenses	811	724	649
Allocated expenses	230	209	174
Segment profit	350	318	319
Operating Segments | Others
Disclosure of Operating Segments [Line Items]
Revenues	575	520	462
Identifiable operating expenses	355	348	316
Allocated expenses	128	130	124
Segment profit	$ 92	$ 42	$ 22